Concentration and Risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 191,598	$ 114,082	¥ 1,263,623		¥ 1,333,872	¥ 794,218	¥ 1,102,842
PRC
Concentration and Risk
Deposits In Banks And Financial Institutions, Maximum Insurance Amount					500,000
Hong Kong
Concentration and Risk
Deposits In Banks And Financial Institutions, Maximum Insurance Amount | $				$ 500,000
RMB | PRC
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents					654,946	429,266
U. S. Dollar | PRC
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents					14,448	18,933
U. S. Dollar | Hong Kong
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents					¥ 664,478	¥ 346,019
Maximum | Loan receivable balance
Concentration and Risk
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Maximum | Revenue
Concentration and Risk
Concentration Risk, Percentage	10.00%	10.00%	10.00%